Summary of Significant Accounting Policies - Loss per share, Warrants and Options expirations (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	800,924	117,692	739,222	42,853
Weighted average exercise price, outstanding warrants	$ 24.00
Weighted average exercise price, outstanding options	87.15	$ 435.32	$ 90.58	$ 435.32	$ 593.92
Pontifax | First 588,599 shares of common stock issuable upon conversion | Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price			$ 27.20
Weighted Average
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price	$ 138.24	$ 453.92
Common stock purchase warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	408,640		408,640	42
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	56,568	11,946	56,609	11,946
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	335,716	105,746	273,973	30,865